Borrowings - Summary of types of Borrowings both Current and Non-current (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	£ 7,123	£ 6,414
Short-term bank loans, overdrafts and commercial paper [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	307	779
Term debt, excluding fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	4,147	2,508
Lease liabilities [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	275	342
Term debt, in fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	2,169	2,552
Term debt, previously in fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	225	233
Within 1 year [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	847	2,060
Within 1 year [member] | Short-term bank loans, overdrafts and commercial paper [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	307	779
Within 1 year [member] | Term debt, excluding fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total		716
Within 1 year [member] | Lease liabilities [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	92	93
Within 1 year [member] | Term debt, in fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	448	472
More than 1 year [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	6,276	4,354
More than 1 year [member] | Term debt, excluding fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	4,147	1,792
More than 1 year [member] | Lease liabilities [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	183	249
More than 1 year [member] | Term debt, in fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	1,721	2,080
More than 1 year [member] | Term debt, previously in fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	£ 225	£ 233